Acquisitions - Sapphire Medial Clinics Limited - Additional Information (Details) - Sapphire Medial Clinics Limited - Curaleaf International Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 31, 2022
Acquisitions
Percentage of equity interests		100.00%
Capitalized transaction costs		$ 0.1
Total unaudited pro forma revenue	$ 2.0
Total unaudited pro forma net income (loss)	(1.6)
Revenue included in the Consolidated Statements of Operations	1.9
Net income (loss) included in the Consolidated Statements of Operations	$ 0.4